Revenues	12 Months Ended
Jan. 31, 2020
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Revenues
22.	REVENUES

Details of revenues were as follows:

	Years ended
	January 31, 2020	January 31, 2019
Powersports
Year-Round Products	$2,791.7	$2,240.6
Seasonal Products	1,901.4	1,803.5
Powersports PA&A and OEM Engines	799.8	707.5
Marine	559.8	492.2
Total	$6,052.7	$5,243.8